Employee benefit expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($)
Employee benefit expenses
Direct remuneration	$ 146,766	$ 126,570	$ 112,072
Social charges	76,677	66,863	60,761
Benefits	54,842	40,322	30,043
Total	$ 278,285	$ 233,755	$ 202,876
Average staff headcount | employee	5,643	5,561